UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/04

Check here if Amendment   [   ] ;  Amendment Number:
This Amendment  (Check only one.) :  [   ] is a restatement
             [  ] adds new holding entries
Institutional Investment Manager Filing this Report:
Name:		Charles D. Hyman
Address:	4300 Marsh Landing Boulevard
		Suite 201
		Jacksonville Beach, FL  32250
Form 13F File Number  :  28-6349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the reports is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jose Hernandez
Title:  	Operations Manager
Phone:		(904) 543-0360

Signature, Place and Date of Signing:

Jose Hernandez			Jacksonville Beach, FL          05 May 2004
[Signature]			[City, State]			[Date]

Report Type (Check only one) :
[ X ]  13F HOLDINGS REPORT.  (Check here is all holdings of this reporting manager are reported in this report.
[     ]  13F NOTICE.  (Check here is no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
[     ]  13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		118

Form 13F Information Table Value Total:	              $182,133  (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                                  FORM 13F INFORMATION TABLE
                                                           Value   Shares/  Sh/ Put/ Invstmt    OTHER          VOTING AUTHORITY
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corporation                COM              00130H105      175 20484.000SH       Sole                20484.000
Agilent Technologies Inc.      COM              00846U101      470 14863.000SH       Sole                14863.000
Albertson's Incorporated       COM              013104104      746 33675.000SH       Sole                33675.000
Alliance Healthcard            COM              01860F103       15 21000.000SH       Sole                21000.000
Allstate Corp.                 COM              020002101      929 20426.000SH       Sole                20426.000
American Electric Power        COM              025537101      768 23315.000SH       Sole                23315.000
American Express               COM              025816109     1616 31172.799SH       Sole                31172.799
American International Group,  COM              026874107     2921 40933.500SH       Sole                40933.500
American Natl Ins Co.          COM              028591105     3674 41060.000SH       Sole                40860.000           200.000
Amgen Incorporated             COM              031162100      203 3491.000 SH       Sole                 3491.000
Amsouth Bancorporation         COM              032165102     4499 191360.000SH      Sole               190860.000           500.000
Arris Group, Inc.              COM              04269Q100      256 28000.000SH       Sole                28000.000
Automatic Data Processing      COM              053015103      765 18221.000SH       Sole                18221.000
BP plc (ADR)                   COM              055622104      540 10543.000SH       Sole                10543.000
Bank of America                COM              060505104     3052 37686.000SH       Sole                37686.000
Barnes & Noble In              COM                             306 9400.000 SH       Sole                 9400.000
Barrick Gold Corp              COM              067901108      349 14670.000SH       Sole                14670.000
Baxter Intl. Inc.              COM              071813109      393 12730.000SH       Sole                12730.000
Berkshire Hathaway Class B     COM              084670207      513  165.000 SH       Sole                  165.000
Biomet Inc                     COM                             279 7275.000 SH       Sole                 7275.000
Biotech Holders Trust          COM              09067D201      931 6550.000 SH       Sole                 6550.000
Boeing                         COM              097023105      862 20993.000SH       Sole                20993.000
Bristol Myers Squibb           COM              110122108     1696 69986.000SH       Sole                69986.000
Caesars Entertainment          COM                             205 15731.000SH       Sole                15731.000
Cascade Natural Gas            COM              147339105      388 17825.000SH       Sole                17825.000
Charles Schwab & Company       COM              808513105      423 36431.000SH       Sole                36431.000
Chevron Texaco                 COM              166764100      541 6159.000 SH       Sole                 6159.000
Cisco Sys Inc.                 COM              17275R102      299 12668.800SH       Sole                12668.800
Citigroup Inc.                 COM              172967101     2191 42387.644SH       Sole                42387.644
Coca Cola                      COM              191216100      604 11999.000SH       Sole                11999.000
Commercial Bancshares Florida  COM              201607108     6749 248590.000SH      Sole               186296.000         62294.000
Commercial Net Realty          COM              202218103      385 19500.000SH       Sole                19500.000
Compass Bank                   COM              20449H109     1667 40209.000SH       Sole                40209.000
ConocoPhillips                 COM              20825C104     3919 56140.000SH       Sole                56140.000
Constellation Brands Inc.      COM              21036P108      563 17550.000SH       Sole                17550.000
Dell Inc.                      COM              247025109     2267 67432.000SH       Sole                67432.000
Deluxe Corp.                   COM              248019101     1167 29100.000SH       Sole                29100.000
Duke Energy Corp.              COM              264399106     2756 121934.000SH      Sole               120934.000          1000.000
E I Dupont De Nemour           COM              263534109      551 13060.000SH       Sole                13060.000
EMC Corporation                COM              268648102     1054 77409.000SH       Sole                77409.000
Emerson Electric               COM              291011104     2404 40121.000SH       Sole                40121.000
Estee Lauder Co.               COM                             532 12000.000SH       Sole                12000.000
Exxon Mobil Corp               COM              302290101     2797 67251.000SH       Sole                67251.000
Florida Rock Industries        COM              341140101     8030 190515.000SH      Sole               190515.000
Flowers Foods, Inc.            COM              343496105      467 17805.000SH       Sole                17805.000
Fortune Brands                 COM              349631101      330 4300.000 SH       Sole                 4300.000
General Dynamics               COM              369550108      596 6670.000 SH       Sole                 6670.000
General Electric               COM              369604103     5492 179940.000SH      Sole               179240.000           700.000
General Mills                  COM              370334104      640 13707.000SH       Sole                13707.000
Genuine Parts                  COM              372460105     2173 66397.000SH       Sole                66397.000
Georgia-Pacific                COM              373298108     1292 38350.000SH       Sole                38350.000
H J Heinz                      COM              423074103     2497 66951.000SH       Sole                66951.000
Hawaiian Electric Industries   COM              419870100     1242 23962.000SH       Sole                23962.000
Hewlett Packard                COM              428236103      872 38176.980SH       Sole                38176.980
Hilton Hotel Corporation       COM              432848109      243 14952.000SH       Sole                14952.000
Home Depot                     COM              437076102     3796 101611.000SH      Sole               101611.000
Intel Corporation              COM              458140100     3599 132325.000SH      Sole               132325.000
International Business Machine COM              459200101     1583 17231.278SH       Sole                16931.278           300.000
J.P Morgan Chase & Co.         COM              46625H100      278 6637.000 SH       Sole                 6637.000
Johnson & Johnson              COM              478160104     6185 121936.000SH      Sole               121336.000           600.000
Johnson Controls               COM              478366107     1961 33150.000SH       Sole                32850.000           300.000
Lowe's Companies, Inc.         COM              548661107     1151 20509.000SH       Sole                20509.000
Lucent Technologies            COM              549463107       42 10289.541SH       Sole                10289.541
Mcdonalds Corp.                COM              580135101      243 8500.064 SH       Sole                 8500.064
Merck & Co. Inc.               COM              589331107     1016 22993.839SH       Sole                22993.839
Microsoft Corporation          COM              594918104     2101 84273.000SH       Sole                83773.000           500.000
Minnesota Mining Mfg           COM              604059105     3570 43600.000SH       Sole                43300.000           300.000
Motorola, Inc.                 COM              620076109      978 55568.000SH       Sole                55568.000
New York Community Bancorp Inc COM                             256 7463.650 SH       Sole                 7463.650
Nextel Communications Cl A     COM              65332v103      268 10875.000SH       Sole                10875.000
Nordstrom, Inc.                COM              655664100     1390 34840.000SH       Sole                34840.000
Novanet Inc.                   COM              496001991        0 45000.000SH       Sole                45000.000
Omnicom Group Inc.             COM              681919106      530 6600.000 SH       Sole                 6600.000
Oracle Corporation             COM              68389X105      159 13235.000SH       Sole                13235.000
Patriot Transportation Holding COM              70337B102      695 18986.000SH       Sole                18986.000
Pepco Holdings Inc.            COM              737679100      418 20434.910SH       Sole                20434.910
Pepsico Inc.                   COM              713448108     3011 55922.329SH       Sole                55922.329
Pfizer                         COM              717081103     4829 137769.000SH      Sole               137269.000           500.000
Post Properties Inc.           COM              737464107      533 18500.000SH       Sole                18500.000
Procter & Gamble               COM              742718109     1747 16655.000SH       Sole                16355.000           300.000
Protective Life Corp.          COM              743674103      735 19630.000SH       Sole                19630.000
Regency Centers Corporation    COM              758939102     1675 35850.000SH       Sole                35850.000
Rinker Group Ltd               COM                             410 7725.000 SH       Sole                 7725.000
Royal Dutch Petroleum          COM              780257804     2032 42706.000SH       Sole                42706.000
Safeco Corp.                   COM              786429100     1476 34227.000SH       Sole                34227.000
Sony Corporation               COM              835699307      905 21655.000SH       Sole                21655.000
Southern Company               COM              842587107     2800 91798.000SH       Sole                90798.000          1000.000
Southtrust Corp.               COM              844730101      973 29320.000SH       Sole                29320.000
Starbucks Corporation          COM              855244109     1472 38867.000SH       Sole                38467.000           400.000
Stryker Corp Com               COM              863667101      876 9900.000 SH       Sole                 9900.000
Suntrust Banks Inc.            COM              867914103      704 10105.000SH       Sole                10105.000
Synovus Financial Corp.        COM              87161C105      217 8855.000 SH       Sole                 8855.000
Sysco Corporation              COM              871829107     1418 36300.000SH       Sole                36300.000
Target Inc.                    COM              87612E106      938 20827.000SH       Sole                20827.000
Varian Medical Systems, I      COM              92220p105      889 10300.000SH       Sole                10300.000
Verizon Communications         COM              92343V104      736 20153.000SH       Sole                20153.000
Wachovia Corp.                 COM              929771103     5594 119022.318SH      Sole               119022.318
Wal-Mart Stores                COM              931142103     1906 31936.070SH       Sole                31936.070
Walgreen Co                    COM              931422109     1254 38055.000SH       Sole                38055.000
Walt Disney                    COM              254687106      273 10922.000SH       Sole                10922.000
Washington Mutual Inc          COM              939322103     2133 49945.000SH       Sole                49945.000
Wells Fargo & Co.              COM              949746101     2918 51498.000SH       Sole                51498.000
Worldcom Inc Worldcom Group    COM              98157D106        0 13000.000SH       Sole                13000.000
Wyeth                          COM              983024100      519 13820.000SH       Sole                13820.000
Wyndham Intl Inc. Class A      COM              983101106       10 10000.000SH       Sole                10000.000
Z-Tel Technologies Inc.        COM              988792107    15973 7360800.000SH     None                   00.000       7360800.000
Zimmer Holdings Inc.           COM              98956P102      799 10826.000SH       Sole                10826.000
Vanguard Small Cap Index                                       257 10686.935SH       Sole                10686.935
Alltel Corp. 7.75%             PFD                            1604    31615 SH       Sole                    31315               300
Citigroup VII 7.125%           PFD                            1854    68050 SH       Sole                    68050
Con Edison PFD 7.25%           PFD                             345    12500 SH       Sole                    12500
JP Morgan Pfd. 7.00% 2/15/32   PFD                             503    18500 SH       Sole                    18500
Protective Life-Prosaver Plati PFD                              34    25000 SH       Sole                    25000
Regency Centers Corp Pfd. 7.45 PFD                             307    11450 SH       Sole                    11450
Rochester G&E 6.650%           PFD                            1467    54100 SH       Sole                    54100
Safeco Corts TR  8.70%         PFD                            1674    60750 SH       Sole                    60750
SunTrust Cap. IV 7.125%        PFD                            2440    89925 SH       Sole                    89925
Duke Energy Corp Units Conv. P                                 382    25825 SH       Sole                    25825
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